                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-10435
                 -----------------------------------------------

                  CREDIT SUISSE STRATEGIC SMALL CAP FUND, INC.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                  Credit Suisse Strategic Small Cap Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 to October 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2004

CREDIT SUISSE
STRATEGIC SMALL CAP FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited )

                                                                December 7, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

          SHARE CLASS/BENCHMARK                   PERFORMANCE
          ---------------------                   -----------
          Class A(1),(2)                             2.48%
          Class B(1),(2)                             1.75%
          Class C(1),(2)                             1.75%
          Russell 2000(R) Index(3)                  11.73%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.(2)

The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market struggled in the spring and into summer, but then moved upward again as inflation and interest-rate fears subsided.

Style category, more so than market cap size, was the driving factor behind performance in the period. Value stocks handily outpaced growth stocks, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Broadly, mid- and small-capitalization names outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

Against this backdrop, the Fund underperformed its benchmark, hindered by weakness in its consumer discretionary, producer durables (particularly in the semiconductor-equipment area) and consumer staples holdings. On the positive side, the Fund was aided by good stock selection in the health care sector and by its overweighting in the energy sector.

The Credit Suisse Strategic Small Cap Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

Credit Suisse Asset Management, LLC (CSAM)

INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

ON OCTOBER 28, 2004, THE BOARD OF DIRECTORS OF THE FUND APPROVED A PLAN OF LIQUIDATION, DISSOLUTION AND TERMINATION (THE "PLAN") FOR THE FUND WHEREBY ALL OF THE FUND'S ASSETS WILL BE LIQUIDATED AND THE FUND WILL SUBSEQUENTLY BE DISSOLVED. IN LIGHT OF THE BOARD'S DECISION, SHARES OF THE FUND ARE CLOSED TO NEW INVESTORS.

AS A RESULT OF THE FUND'S LIQUIDATION, EACH SHAREHOLDER OF THE FUND WILL RECEIVE A DISTRIBUTION IN AN AMOUNT EQUAL TO THE NET ASSET VALUE PER SHARE ON OR ABOUT DECEMBER 15, 2004. EACH SHAREHOLDER MAY ALSO RECEIVE PREVIOUSLY DECLARED AND UNPAID DIVIDENDS AND DISTRIBUTIONS WITH RESPECT TO EACH OF THE SHAREHOLDER'S SHARES OF THE FUND. A NOTICE DESCRIBING THE PLAN AND THE LIQUIDATION OF THE FUND HAS BEEN MAILED TO SHAREHOLDERS OF THE FUND.

ON NOVEMBER 1, 2004, THE FUND STOPPED CHARGING DISTRIBUTION AND SERVICE (12b-1) FEES ON ALL CLASSES OF SHARES.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE STRATEGIC SMALL CAP FUND(1) CLASS A, B, AND C SHARES(2) AND
             THE RUSSELL 2000(R) INDEX(3) FROM INCEPTION (08/14/02).

          Credit Suisse Strategic Small Cap Fund(1) - Class A(2) -- $12,205 Credit Suisse Strategic Small Cap Fund(1) - Class B(2) -- $12,742 Credit Suisse Strategic Small Cap Fund(1) - Class C(2) -- $12,742 Russell 2000 Index(3) -- $15,307

TH74 STRATEGIC             TH74 STRATEGIC           TH74 STRATEGIC
 SMALL CAP -                 SMALL CAP -              SMALL CAP -             RUSSELL 2000
   CLASS A     $ VALUE        CLASS B     $ VALUE      CLASS C      $ VALUE      INDEX
------------------------------------------------------------------------------------------
      8/15/02    9,425.00      8/15/02   10,000.00       8/15/02    10,000.00    10,000.00
      8/31/02    9,557.02      8/31/02   10,140.00       8/31/02    10,140.00     9,975.00
      9/30/02    8,934.97      9/30/02    9,470.00       9/30/02     9,470.00     9,258.80
     10/31/02    8,982.09     10/31/02    9,520.00      10/31/02     9,520.00     9,556.00
     11/30/02    9,528.75     11/30/02   10,080.00      11/30/02    10,080.00    10,408.40
     12/31/02    9,086.90     12/31/02    9,608.73      12/31/02     9,608.73     9,828.65
      1/31/03    8,757.74      1/31/03    9,260.28       1/31/03     9,260.28     9,556.40
      2/28/03    8,338.81      2/28/03    8,816.80       2/28/03     8,816.80     9,267.79
      3/31/03    8,318.86      3/31/03    8,785.13       3/31/03     8,785.13     9,387.35
      4/30/03    8,967.21      4/30/03    9,460.90       4/30/03     9,460.90    10,277.27
      5/31/03    9,894.85      5/31/03   10,442.90       5/31/03    10,442.90    11,380.02
      6/30/03   10,084.37      6/30/03   10,632.96       6/30/03    10,632.96    11,586.00
      7/31/03   10,742.70      7/31/03   11,319.30       7/31/03    11,319.30    12,311.28
      8/31/03   11,151.66      8/31/03   11,741.66       8/31/03    11,741.66    12,875.14
      9/30/03   10,822.49      9/30/03   11,382.65       9/30/03    11,382.65    12,636.95
     10/31/03   11,909.73     10/31/03   12,523.03      10/31/03    12,523.03    13,698.45
     11/30/03   12,348.61     11/30/03   12,977.07      11/30/03    12,977.07    14,184.75
     12/31/03   12,803.04     12/31/03   13,440.14      12/31/03    13,440.14    14,472.70
      1/31/04   13,183.76      1/31/04   13,840.83       1/31/04    13,840.83    15,102.26
      2/29/04   13,379.56      2/29/04   14,024.00       2/29/04    14,024.00    15,238.18
      3/31/04   13,651.50      3/31/04   14,310.20       3/31/04    14,310.20    15,379.89
      4/30/04   12,890.06      4/30/04   13,508.83       4/30/04    13,508.83    14,595.52
      5/31/04   13,064.11      5/31/04   13,669.10       5/31/04    13,669.10    14,827.59
      6/30/04   13,336.05      6/30/04   13,955.31       6/30/04    13,955.31    15,451.83
      7/31/04   12,128.62      7/31/04   12,684.56       7/31/04    12,673.11    14,411.92
      8/31/04   11,834.93      8/31/04   12,375.46       8/31/04    12,375.46    14,338.42
      9/30/04   12,226.52      9/30/04   12,764.70       9/30/04    12,764.70    15,010.89
     10/31/04   12,204.77     10/31/04   12,741.80      10/31/04    12,741.80    15,306.61

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                                                 SINCE
                                                    1 YEAR     INCEPTION
                                                   --------   -----------
 Class A Without Sales Charge                        12.97%        12.99%
 Class A With Maximum Sales Charge                    6.50%         9.89%
 Class B Without CDSC                                12.14%        12.14%
 Class B With CDSC                                    8.14%        11.31%
 Class C Without CDSC                                12.14%        12.14%
 Class C With CDSC                                   11.14%        12.14%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                                                 SINCE
                                                    1 YEAR     INCEPTION
                                                   --------   -----------
 Class A Without Sales Charge                         2.48%        12.37%
 Class A With Maximum Sales Charge                   (3.43)%        9.41%
 Class B Without CDSC                                 1.75%        11.56%
 Class B With CDSC                                   (2.01)%       10.76%
 Class C Without CDSC                                 1.75%        11.56%
 Class C With CDSC                                    0.81%        11.56%

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 3.43%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 2.01%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum deferred sales charge of 1%), was 0.81%.
(3) The Russell 2000 (R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is unmanaged index of common stocks that includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

INFORMATION ABOUT YOUR FUND'S EXPENSES

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

The table illustrates your Fund's expenses in two ways:

- ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

- HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

ACTUAL FUND RETURN                     CLASS A         CLASS B        CLASS C
                                     ------------   ------------   ------------
Beginning Account Value 4/30/04      $      1,000   $      1,000   $      1,000
Ending Account Value 10/31/04        $        947   $        943   $        943
Expenses Paid per $1,000*            $       6.85   $      10.50   $      10.50

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 4/30/04      $      1,000   $      1,000   $      1,000
Ending Account Value 10/31/04        $      1,025   $      1,025   $      1,025
Expenses Paid per $1,000*            $       7.13   $      10.94   $      10.94

ANNUALIZED EXPENSE RATIOS              CLASS A         CLASS B        CLASS C
                                     ------------   ------------   ------------
                                             1.40%          2.15%          2.15%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

   THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Auto & Transportation                   1.3%
Producer Durables                       6.0%
Other Energy                            9.1%
Materials & Processing                  9.8%
Other Assets                           10.9%
Health Care                            13.4%
Technology                             13.7%
Financial Services                     16.2%
Consumer Discretionary                 19.6%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

                                                  NUMBER OF
                                                    SHARES           VALUE
                                                --------------   --------------
COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (1.1%)
  BE Aerospace, Inc.*~                                   1,600   $       13,728
                                                                 --------------
AGRICULTURE (1.3%)
  Delta and Pine Land Co.                                  600           15,792
                                                                 --------------
BANKS (9.3%)
  Chittenden Corp.~                                        575           16,284
  Fidelity Bankshares, Inc.~                               500           19,440
  Independent Bank Corp.                                   500           16,485
  NewAlliance Bancshares, Inc.                           1,200           16,656
  Sterling Bancshares, Inc.                              1,400           19,838
  Susquehanna Bancshares, Inc.                             400            9,948
  WSFS Financial Corp.~                                    300           16,291
                                                                 --------------
                                                                        114,942
                                                                 --------------
BUILDING PRODUCTS (1.1%)
  Griffon Corp.*                                           600           13,350
                                                                 --------------
CHEMICALS (1.5%)
  Crompton Corp.~                                        2,000           18,600
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES (3.6%)
  MDC Partners, Inc. Class A*                            1,600           18,880
  Universal Technical Institute, Inc.*                     400           13,124
  Waste Connections, Inc.*~                                400           12,608
                                                                 --------------
                                                                         44,612
                                                                 --------------
COMMUNICATIONS EQUIPMENT (1.4%)
  InterDigital Communications Corp.*~                    1,100           17,490
                                                                 --------------
COMPUTERS & PERIPHERALS (1.3%)
  Avid Technology, Inc.*                                   300           15,894
                                                                 --------------
CONSTRUCTION & ENGINEERING (1.4%)
  Infrasource Services, Inc.*~                           1,700           17,748
                                                                 --------------
CONTAINERS & PACKAGING (2.9%)
  Crown Holdings, Inc.*                                  1,500           17,025
  Silgan Holdings, Inc.                                    400           18,982
                                                                 --------------
                                                                         36,007
                                                                 --------------
DIVERSIFIED FINANCIALS (5.6%)
  Affiliated Managers Group, Inc.*~                        350           19,544
  Apollo Investment Corp.                                1,100           14,960
  Assured Guaranty, Ltd.                                   900           14,778
  Calamos Asset Management, Inc. Class A*                  700           13,650
  National Financial Partners Corp.                        200            6,148
                                                                 --------------
                                                                         69,080
                                                                 --------------
ENERGY EQUIPMENT & SERVICES (5.3%)
  Grey Wolf, Inc.*~                                      3,200           16,576
  Newpark Resources, Inc.*~                              2,700           14,661
  SEACOR SMIT, Inc.*~                                      400           19,044
  Unit Corp.*~                                             400           14,836
                                                                 --------------
                                                                         65,117
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

                                                  NUMBER OF
                                                    SHARES           VALUE
                                                --------------   --------------
FOOD & DRUG RETAILING (1.1%)
  Pantry, Inc.*                                            600           13,794
                                                                 --------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.0%)
  Dyax Corp.*~                                           1,400            8,036
  I-Flow Corp.*~                                         1,200           16,608
                                                                 --------------
                                                                         24,644
                                                                 --------------
HEALTHCARE PROVIDERS & SERVICES (8.7%)
  Amedisys, Inc.*~                                         500           15,115
  AMERIGROUP Corp.*~                                       300           18,000
  Genesis HealthCare Corp.*                                250            7,670
  Gentiva Health Services, Inc.*                         1,200           20,358
  Kindred Healthcare, Inc.*~                               700           16,870
  Pediatrix Medical Group, Inc.*~                          200           11,250
  Psychiatric Solutions, Inc.*~                            700           17,815
                                                                 --------------
                                                                        107,078
                                                                 --------------
HOTELS, RESTAURANTS & LEISURE (2.8%)
  Alliance Gaming Corp.*~                                1,000            9,250
  Carmike Cinemas, Inc.~                                   700           25,060
                                                                 --------------
                                                                         34,310
                                                                 --------------
INSURANCE (3.0%)
  Max Re Capital, Ltd.                                     900           16,983
  Platinum Underwriters Holdings, Ltd.~                    700           20,475
                                                                 --------------
                                                                         37,458
                                                                 --------------
INTERNET & CATALOG RETAIL (1.1%)
  J. Jill Group, Inc.*~                                    800           14,064
                                                                 --------------
INTERNET SOFTWARE & SERVICES (4.8%)
  Ask Jeeves, Inc.*~                                       500           12,890
  Chordiant Software, Inc.*                              3,800            9,348
  Digitas, Inc.*~                                        2,100           18,900
  Openwave Systems, Inc.*~                               1,500           17,655
                                                                 --------------
                                                                         58,793
                                                                 --------------
IT CONSULTING & SERVICES (1.4%)
  Titan Corp.*                                           1,200           17,808
                                                                 --------------
MACHINERY (5.9%)
  Albany International Corp. Class A                       500           15,010
  Kennametal, Inc.~                                        300           13,959
  NACCO Industries, Inc. Class A                           100            9,346
  Nordson Corp.                                            500           17,510
  Wabash National Corp.*~                                  700           17,206
                                                                 --------------
                                                                         73,031
                                                                 --------------
MEDIA (6.5%)
  Aquantive, Inc.*~                                      1,600           14,320
  Cumulus Media, Inc. Class A*                           1,200           19,500
  Emmis Communications Corp. Class A*~                     800           14,960
  Gray Television, Inc.~                                 1,400           18,592
  Lions Gate Entertainment Corp.*~                       1,300           12,753
                                                                 --------------
                                                                         80,125
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

                                                                                       NUMBER OF
                                                                                         SHARES            VALUE
                                                                                     --------------    --------------
METALS & MINING (1.4%)
  GrafTech International, Ltd.*~                                                              1,900            17,594
                                                                                                       --------------
OIL & GAS (4.8%)
  Denbury Resources, Inc.*                                                                      500            12,400
  Forest Oil Corp.*                                                                             600            18,300
  Remington Oil & Gas Corp.*                                                                    500            12,720
  Stone Energy Corp.*~                                                                          400            16,468
                                                                                                       --------------
                                                                                                               59,888
                                                                                                       --------------
PHARMACEUTICALS (4.2%)
  Angiotech Pharmaceuticals, Inc.*                                                              700            12,796
  Medicines Co.*~                                                                               700            18,648
  Sepracor, Inc.*~                                                                              300            13,779
  Zila, Inc.*                                                                                 1,400             6,321
                                                                                                       --------------
                                                                                                               51,544
                                                                                                       --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.9%)
  Tessera Technologies, Inc.*                                                                   900            25,137
  Varian Semiconductor Equipment Associates, Inc.*                                              300            10,383
                                                                                                       --------------
                                                                                                               35,520
                                                                                                       --------------
SOFTWARE (6.7%)
  Actuate Corp.*                                                                              4,000             9,900
  Hyperion Solutions Corp.*~                                                                    500            20,065
  Informatica Corp.*~                                                                         2,000            15,620
  Quest Software, Inc.*~                                                                      1,300            19,071
  TIBCO Software, Inc.*                                                                       1,800            17,496
                                                                                                       --------------
                                                                                                               82,152
                                                                                                       --------------
SPECIALTY RETAIL (3.8%)
  Cost Plus, Inc.*~                                                                             500            16,150
  CSK Auto Corp.*~                                                                            1,200            17,568
  Guitar Center, Inc.*~                                                                         300            13,389
                                                                                                       --------------
                                                                                                               47,107
                                                                                                       --------------
TEXTILES & APPAREL (1.7%)
  Warnaco Group, Inc.*~                                                                       1,000            20,400
                                                                                                       --------------

TOTAL COMMON STOCKS (COST $1,084,253)                                                                       1,217,670
                                                                                                       --------------
SHORT-TERM INVESTMENTS (38.0%)
  State Street Navigator Prime Fund~~                                                       320,086           320,086
                                                                              PAR
                                                                             (000)
                                                                            -------
  State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 11/01/04       $   149                           149,000
                                                                                                       --------------
TOTAL SHORT-TERM INVESTMENTS (COST $469,086)                                                                  469,086
                                                                                                       --------------

TOTAL INVESTMENTS AT VALUE (136.6%) (COST $1,553,339)                                                       1,686,756

LIABILITIES IN EXCESS OF OTHER ASSETS (-36.6%)                                                               (451,591)
                                                                                                       --------------

NET ASSETS (100.0%)                                                                                    $    1,235,165
                                                                                                       ==============

                 See Accompanying Notes to Financial Statements.

*    Non-income producing security.
~    Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS
  Investments at value, including collateral for securities on loan
    of $320,086 (Cost $1,553,339) (Note 1)                                 $      1,686,756(1)
  Cash                                                                                  760
  Receivable for investments sold                                                     2,527
  Dividend and interest receivable                                                      377
  Prepaid expenses and other assets                                                  24,756
                                                                            ---------------
    Total Assets                                                                  1,715,176
                                                                            ---------------
LIABILITIES
  Advisory fee payable (Note 2)                                                         568
  Administrative services fee payable (Note 2)                                        5,119
  Distribution fee payable (Note 2)                                                     708
  Payable upon return of securities loaned (Note 1)                                 320,086
  Payable for investments purchased                                                 127,858
  Directors' fee payable                                                              4,268
  Other accrued expenses payable                                                     21,404
                                                                            ---------------
    Total Liabilities                                                               480,011
                                                                            ---------------
NET ASSETS
  Capital stock, $0.001 par value (Note 5)                                              111
  Paid-in capital (Note 5)                                                        1,102,385
  Accumulated net investment loss                                                  (102,316)
  Accumulated net realized gain on investments                                      101,568
  Net unrealized appreciation from investments                                      133,417
                                                                            ---------------
    Net Assets                                                              $     1,235,165
                                                                            ===============

A SHARES
  Net assets                                                                $       538,289
  Shares outstanding                                                                 47,967
                                                                            ---------------
  Net asset value and redemption price per share                            $         11.22
                                                                            ===============

  Maximum offering price per share (net asset value/(1-5.75%))              $         11.90
                                                                            ===============

B SHARES
  Net assets                                                                $       356,435
  Shares outstanding                                                                 32,032
                                                                            ---------------
  Net asset value and offering price per share                              $         11.13
                                                                            ===============

C SHARES
  Net assets                                                                $       340,441
  Shares outstanding                                                                 30,596
                                                                            ---------------
  Net asset value and offering price per share                              $         11.13
                                                                            ===============

(1)  Including $311,360 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INVESTMENT INCOME (Note 1)
  Dividends                                                                 $         5,085
  Interest                                                                              271
  Securities lending                                                                    242
                                                                            ---------------
    Total investment income                                                           5,598
                                                                            ---------------
EXPENSES
  Investment advisory fees (Note 2)                                                  12,552
  Administrative services fees (Note 2)                                              12,106
  Distribution fees (Note 2)
      Class A                                                                         1,493
      Class B                                                                         3,647
      Class C                                                                         3,594
  Registration fees                                                                  35,748
  Legal fees                                                                         35,482
  Directors' fees                                                                    16,872
  Insurance expense                                                                  15,404
  Printing fees (Note 2)                                                             15,277
  Audit fees                                                                         14,712
  Custodian fees                                                                      6,336
  Transfer agent fees (Note 2)                                                        3,419
  Commitment fees (Note 3)                                                               38
  Miscellaneous expense                                                               7,796
                                                                            ---------------
    Total expenses                                                                  184,476
  Less: fees waived and expenses reimbursed (Note 2)                               (160,547)
                                                                            ---------------
    Net expenses                                                                     23,929
                                                                            ---------------
      Net investment loss                                                           (18,331)
                                                                            ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS
  Net realized gain from investments                                                156,889
  Net change in unrealized appreciation (depreciation)
    from investments                                                               (109,956)
                                                                            ---------------
  Net realized and unrealized gain from investments                                  46,933
                                                                            ---------------
  Net increase in net assets resulting from
    operations                                                              $        28,602
                                                                            ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR          FOR THE YEAR
                                                                                ENDED                 ENDED
                                                                           OCTOBER 31, 2004      OCTOBER 31, 2003
                                                                           -----------------    -----------------
FROM OPERATIONS
  Net investment loss                                                      $         (18,331)   $         (15,710)
  Net realized gain from investments                                                 156,889               67,185
  Net change in unrealized appreciation (depreciation) from investments             (109,956)             259,799
                                                                           -----------------    -----------------
    Net increase in net assets
      resulting from operations                                                       28,602              311,274
                                                                           -----------------    -----------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Class A shares                                                                   (33,406)             (21,738)
    Class B shares                                                                   (17,754)             (15,631)
    Class C shares                                                                   (18,089)             (15,631)
                                                                           -----------------    -----------------
  Distributions from net realized gains
    Class A Shares                                                                   (19,194)                   -
    Class B Shares                                                                   (11,592)                   -
    Class C Shares                                                                   (11,804)                   -
                                                                           -----------------    -----------------
    Net decrease in net assets
      resulting from dividends and distributions                                    (111,839)             (53,000)
                                                                           -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                        62,931              128,640
  Reinvestment of dividends and distributions                                         10,957                   --
  Net asset value of shares redeemed                                                 (66,996)             (28,005)
                                                                           -----------------    -----------------
    Net increase in net assets
        from capital share transactions                                                6,892              100,635
                                                                           --------------------------------------
  Net increase (decrease) in net assets                                              (76,345)             358,909
                                                                           --------------------------------------
NET ASSETS
  Beginning of year                                                                1,311,510              952,601
                                                                           -----------------    -----------------
  End of year                                                              $       1,235,165    $       1,311,510
                                                                           =================    =================

ACCUMULATED NET INVESTMENT LOSS                                            $        (102,316)   $         (69,826)
                                                                           =================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                   FOR THE YEAR ENDED OCTOBER 31
                                                          ----------------------------------------------
                                                             2004              2003            2002 (1)
                                                          ------------     ------------     ------------
PER SHARE DATA
  Net asset value, beginning of period                    $      11.94     $       9.54     $      10.00
                                                          ------------     ------------     ------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.12)           (0.11)           (0.02)
  Net gain (loss) on investments
    (both realized and unrealized)                                0.46             3.05            (0.44)
                                                          ------------     ------------     ------------
    Total from investment operations                              0.34             2.94            (0.46)
                                                          ------------     ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.67)           (0.54)               -
  Distributions from net realized gains                          (0.39)               -                -
                                                          ------------     ------------     ------------
    Total dividends and distributions                            (1.06)           (0.54)               -
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      11.22     $      11.94     $       9.54
                                                          ============     ============     ============

    Total return(3)                                               2.48%           32.59%           (4.60)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $        538     $        593     $        381
    Ratio of expenses to average net assets(4)                    1.40%            1.40%            1.40%(5)
    Ratio of net investment loss to average net
      assets                                                     (0.98)%          (1.10)%          (0.90)%(5)
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                                     11.78%           29.89%           39.96%(5)
  Portfolio turnover rate                                          126%              71%              33%

(1)  For the period August 15, 2002 (inception date) through October 31, 2002.
(2) Per share information is calculated using the average shares outstanding method.
(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003 and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.
(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                   FOR THE YEAR ENDED OCTOBER 31
                                                          ----------------------------------------------
                                                              2004             2003            2002 (1)
                                                          ------------     ------------     ------------
PER SHARE DATA
  Net asset value, beginning of period                    $      11.86     $       9.52     $      10.00
                                                          ------------     ------------     ------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.20)           (0.18)           (0.03)
  Net gain (loss) on investments
    (both realized and unrealized)                                0.45             3.04            (0.45)
                                                          ------------     ------------     ------------
    Total from investment operations                              0.25             2.86            (0.48)
                                                          ------------     ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.59)           (0.52)               -
  Distributions from net realized gains                          (0.39)               -                -
                                                          ------------     ------------     ------------
    Total dividends and distributions                            (0.98)           (0.52)               -
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      11.13     $      11.86     $       9.52
                                                          ============     ============     ============
    Total return(3)                                               1.75%           31.54%           (4.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $        356     $        356     $        286
    Ratio of expenses to average net assets (4)                   2.15%            2.15%            2.15%(5)
    Ratio of net investment loss to average net
      assets                                                     (1.73)%          (1.85)%          (1.65)%(5)
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                                     11.78%           29.89%           39.96%(5)
  Portfolio turnover rate                                          126%              71%              33%

(1)  For the period August 15, 2002 (inception date) through October 31, 2002.
(2) Per share information is calculated using the average shares outstanding method.
(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003 and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.
(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                   FOR THE YEAR ENDED OCTOBER 31
                                                          ----------------------------------------------
                                                              2004             2003            2002 (1)
                                                          ------------     ------------     ------------
PER SHARE DATA
  Net asset value, beginning of period                    $      11.86     $       9.52     $      10.00
                                                          ------------     ------------     ------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.20)           (0.18)           (0.03)
  Net gain (loss) on investments
    (both realized and unrealized)                                0.45             3.04            (0.45)
                                                          ------------     ------------     ------------
    Total from investment operations                              0.25             2.86            (0.48)
                                                          ------------     ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.59)           (0.52)               -
  Distributions from net realized gains                          (0.39)               -                -
                                                          ------------     ------------     ------------
    Total dividends and distributions                            (0.98)           (0.52)               -
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      11.13     $      11.86     $       9.52
                                                          ============     ============     ============
    Total return(3)                                               1.75%           31.54%           (4.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $        340     $        362     $        286
    Ratio of expenses to average net assets (4)                   2.15%            2.15%            2.15%(5)
    Ratio of net investment loss to average net
      assets                                                     (1.73)%          (1.85)%          (1.65)%(5)
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                                     11.78%           29.89%           39.96%(5)
  Portfolio turnover rate                                          126%              71%              33%

(1)  For the period August 15, 2002 (inception date) through October 31, 2002.
(2) Per share information is calculated using the average shares outstanding method.
(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003 and the period ended 2002, there was no effect on the net operating expense ratio because of transfer agent credits.
(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse Strategic Small Cap Fund ("Strategic Small Cap"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on June 26, 2001.

    The Fund is authorized to offer three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

    H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2004 is as follows:

                   MARKET VALUE OF             VALUE OF
                  SECURITIES LOANED      COLLATERAL RECEIVED
                  -----------------      -------------------
                    $    311,360           $     320,086

    Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent. The Fund earned no income from security lending through the period ended March 17, 2004.

    Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

    I) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

    The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.95% of the Fund's average daily net assets. For the year ended October 31, 2004, investment advisory fees earned, voluntarily waived and expenses reimbursed were $12,552, $12,552, and $143,146, respectively. CSAM will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2004.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund

    For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Fund. For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were $1,321.

    For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

        AVERAGE DAILY NET ASSETS              ANNUAL RATE
        ------------------------   ----------------------------------
        First $5 billion           0.050% of average daily net assets
        Next $5 billion            0.035% of average daily net assets
        Over $10 billion           0.020% of average daily net assets

    For the year ended October 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $10,785.

    In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For Class A shares the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

    For the year ended October 31, 2004, CSAMSI and its affiliates advised the Fund that they retained $785 from commissions earned on the sale of the Fund's Class A shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2004, Merrill was paid $11,618 for its services to the Fund.

NOTE 3. LINE OF CREDIT

    The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank,

A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2004 and during the year ended October 31, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) were $1,587,346 and $1,593,545, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. The Fund has one billion shares classified as Class A shares, one billion shares classified as Class B shares and one billion classified as Class C shares. Transactions in capital shares for each class were as follows:

                                                               STRATEGIC SMALL CAP
                                           ------------------------------------------------------------
                                                                     CLASS A
                                           ------------------------------------------------------------
                                                FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                 OCTOBER 31, 2004               OCTOBER 31, 2003
                                           ----------------------------    ----------------------------
                                              SHARES          VALUE          SHARES           VALUE
                                           ------------    ------------    ------------    ------------
     Shares sold                                  2,965    $     35,340          12,591    $    124,050
     Shares issued in reinvestment
       of dividends and distributions               876          10,409               -               -
     Shares redeemed                             (5,548)        (63,996)         (2,917)        (28,005)
                                           ------------    ------------    ------------    ------------
     Net increase (decrease)                     (1,707)   $    (18,247)          9,674    $     96,045
                                           ============    ============    ============    ============

                                                               STRATEGIC SMALL CAP
                                           ------------------------------------------------------------
                                                                     CLASS B
                                           ------------------------------------------------------------
                                                FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                 OCTOBER 31, 2004               OCTOBER 31, 2003
                                           ----------------------------    ----------------------------
                                              SHARES          VALUE          SHARES           VALUE
                                           ------------    ------------    ------------    ------------
     Shares sold                                  2,300    $     27,591               -    $          -
                                                                           ------------    ------------
     Shares redeemed                               (268)         (3,000)
                                           ------------    ------------
     Net increase                                 2,032    $     24,591               -    $          -
                                           ============    ============    ============    ============

                                                               STRATEGIC SMALL CAP
                                           ------------------------------------------------------------
                                                                     CLASS C
                                           ------------------------------------------------------------
                                                FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                 OCTOBER 31, 2004               OCTOBER 31, 2003
                                           ----------------------------    ----------------------------
                                              SHARES          VALUE          SHARES           VALUE
                                           ------------    ------------    ------------    ------------
     Shares sold                                     --    $         --             550    $      4,590
     Shares issued in reinvestment
       of dividends and distributions                46             548              --              --
                                           ------------    ------------    ------------    ------------
     Net increase                                    46    $        548             550    $      4,590
                                           ============    ============    ============    ============

   On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

                                NUMBER OF      APPROXIMATE PERCENTAGE
                              SHAREHOLDERS     OF OUTSTANDING SHARES
                              ------------     ---------------------
          Class A                   2                   89%
          Class B                   1                   93%
          Class C                   1                   98%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

        Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and organizational expenses.

   The tax characteristics of dividends paid during the years ended October 31, 2004 and 2003, respectively, by the Fund were as follows:

                  ORDINARY INCOME       LONG-TERM CAPITAL GAIN
              -----------------------   ----------------------
                 2004         2003        2004         2003
              -----------  ----------   ---------   ----------
              $   102,871  $   53,000   $   8,968   $       --

   As of October 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

                    Accumulated net investment loss    $   (102,316)
                    Accumulated net realized gain           102,010
                    Unrealized appreciation                 132,975
                                                       ------------
                                                       $    132,669
                                                       ============

    At October 31, 2004, the Fund had no capital loss carryforwards available to offset possible future capital gains

    At October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows: $1,553,781, $169,361, $(36,386) and $132,975, respectively.

     At October 31, 2004, the Fund reclassified $51,480 from accumulated net realized gain from investments and $3,610 from paid-in capital to accumulated net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses.

NOTE 7. CONTINGENCIES

  In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 8. LIQUIDATION

  On October 28, 2004, the Board of Directors of the Fund approved a Plan of Liquidation, Dissolution and Termination (the "Plan") whereby all of the Fund's assets will be liquidated and the Fund will subsequently be dissolved. In light of the Board's decision, shares of the Fund are no longer being offered.

  As a result of the Fund's liquidation, each shareholder of the Fund will receive a distribution in an amount equal to the net asset value per share on or about December 15, 2004. Each shareholder may also receive previously declared and unpaid dividends and distributions with respect to each of the shareholder's shares of the Fund. A notice describing the Plan and the liquidation and dissolution of the Fund has been mailed to shareholders of the Fund.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Strategic Small Cap Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Strategic Small Cap Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 8, the Fund is expected to liquidate on or about December 15, 2004.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE STRATEGIC SMALL CAP FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                             TERM                                       NUMBER OF
                                             OF OFFICE(1)                               PORTFOLIOS IN
                                             AND                                        FUND
                            POSITION(S)      LENGTH         PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH        OF TIME        OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND             SERVED         PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
-------------------------   --------------   ------------   -------------------------   --------------   -------------------------
INDEPENDENT DIRECTORS

Richard H. Francis          Director,        Since          Currently retired           42               None
c/o Credit Suisse Asset     Nominating and   Fund
Management, LLC             Audit            Inception
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth:  04/23/32

Jeffrey E. Garten           Director,        Since          Dean of Yale                41               Director of
Box 208200                  Nominating and   Fund           School of                                    Aetna, Inc. (insurance
New Haven, Connecticut      Audit            Inception      Management and                               company);
06520-8200                  Committee                       William S. Beinecke                          Director of
                            Member                          Professor in the                             Calpine Corporation
Date of Birth:  10/29/46                                    Practice of                                  (energy provider);
                                                            International                                Director of
                                                            Trade and Finance from                       CarMax Group
                                                            November 1995 to present.                    (used car
                                                                                                         dealers).

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                             TERM                                       NUMBER OF
                                             OF OFFICE(1)                               PORTFOLIOS IN
                                             AND                                        FUND
                            POSITION(S)      LENGTH         PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH        OF TIME        OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND             SERVED         PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
-------------------------   --------------   ------------   -------------------------   --------------   -------------------------
INDEPENDENT DIRECTORS

Peter F. Krogh              Director,        Since          Dean Emeritus and           41               Director
301 ICC                     Nominating       Fund           Distinguished Professor                      of Carlisle Companies
Georgetown University       Committee        Inception      of International Affairs                     Incorporated (diversified
Washington, DC 20057        Chairman and                    at the Edmund A.                             manufacturing company).
                            Audit                           Walsh School of
Date of Birth:  02/11/37    Committee                       Foreign Service,
                            Member                          Georgetown University
                                                            from June 1995 to
                                                            present.

James S.  Pasman, Jr.       Director,        Since          Currently retired           43               Director of
c/o Credit Suisse Asset     Nominating and   Fund                                                        Education
Management, LLC             Audit            Inception                                                   Management
466 Lexington Avenue        Committee                                                                    Corp.
New York, New York          Member
10017-3140

Date of Birth:  12/20/30

Steven N. Rappaport         Director,        Since          Partner of Lehigh Court,    43               Director of Presstek, Inc.
Lehigh Court, LLC           Nominating       Fund           LLC and RZ Capital                           (digital imaging
40 East 52nd Street         Committee Member Inception      (private investment                          technologies company);
New York, New York          and                             firms) from July 2002 to                     Director of Wood
10022                       Audit                           present; Transition                          Resources, LLC. (plywood
                            Committee                       Adviser to SunGard                           manufacturing company)
Date of Birth:  07/10/48    Chairman                        Securities Finance, Inc.
                                                            from February 2002 to
                                                            July 2002; President of
                                                            SunGard Securities
                                                            Finance, Inc. from 2001
                                                            to February 2002;
                                                            President of Loanet,
                                                            Inc. (on-line accounting
                                                            service) from 1997 to
                                                            2001.

                                             TERM                                         NUMBER OF
                                             OF OFFICE(1)                                 PORTFOLIOS IN
                                             AND                                          FUND
                            POSITION(S)      LENGTH         PRINCIPAL                     COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH        OF TIME        OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND             SERVED         PAST FIVE YEARS               DIRECTOR         HELD BY DIRECTOR
-------------------------   --------------   ------------   ---------------------------   --------------   ----------------------
INTERESTED DIRECTORS

Michael E. Kenneally(2)     Chairman and     Since          Chairman and Global Chief     45               None
Credit Suisse Asset         Chief            2004           Executive Officer of CSAM
Management, LLC             Executive                       since  2003;  Chairman and
466 Lexington Avenue        Officer                         Chief Investment Officer
New York, New York                                          of Banc of America Capital
10017-3140                                                  Management from 1998 to
                                                            March 2003.
Date of Birth:  03/30/54

William W. Priest(3)        Director         Since          Chief Executive Officer of    48               Director of
Epoch Investment Partners                    Fund           J Net Enterprises, Inc.                        Globe Wireless,
667 Madison Avenue                           Inception      (technology holdings                           LLC (maritime
New York, New York 10021                                    company) since June 2004;                      communication company);
                                                            Chief Executive Officer of                     Director of
Date of Birth:  09/24/41                                    Epoch Investment Partners,                     InfraRed X
                                                            Inc. since April 2004;                         (medical device
                                                            Co-Managing Partner,                           company);
                                                            Steinberg Priest & Sloane                      Director
                                                            Capital Management, LLC                        of J Net
                                                            from 2001 to March 2004;                       Enterprises,
                                                            Chairman and Managing                          Inc.
                                                            Director of CSAM
                                                            from 2000 to
                                                            February 2001; Chief
                                                            Executive Officer and
                                                            Managing Director of CSAM
                                                            from 1990 to 2000

----------
(2) Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.
(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                             TERM
                                             OF OFFICE(1)
                                             AND
                            POSITION(S)      LENGTH
NAME, ADDRESS AND           HELD WITH        OF TIME
DATE OF BIRTH               FUND             SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------   --------------   ------------   ----------------------------------------------
OFFICERS

Michael A. Pignataro        Chief            Since          Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Financial        Fund           Associated with CSAM since 1984; Officer of other Credit
Management, LLC             Officer and      Inception      Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth:  11/15/59

Emidio Morizio              Chief            Since 2004     Vice President and Global Head of Compliance of CSAM;
Credit Suisse Asset         Compliance                      Associated with CSAM since July 2000; Vice President and
Management, LLC             Officer                         Director of Compliance of Forstmann-Leff Associates from 1998
466 Lexington Avenue                                        to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth:  09/21/66

Ajay Mehra                  Chief Legal      Since 2004     Director and Deputy General Counsel of CSAM since September
Credit Suisse Asset         Officer                         2004; Senior Associate of Shearman & Sterling LLP from
Management, LLC                                             September 2000 to September 2004; Senior Counsel of the SEC
466 Lexington Avenue                                        Division of Investment Management from June 1997 to September
New York, New York                                          2000; Officer of other Credit Suisse Funds
10017-3140

Date of Birth:  08/14/70

J. Kevin Gao                Vice President   Since          Vice President and legal counsel of CSAM; Associated with CSAM
Credit Suisse Asset         and Secretary    2004           since July 2003; Associated with the law firm of Willkie, Farr
Management, LLC                                             & Gallagher LLP from 1998 to 2003; Officer of other Credit
466 Lexington Avenue                                        Suisse Funds
New York, New York
10017-3140

Date of Birth:  10/13/67

                                             TERM
                                             OF OFFICE(1)
                                             AND
                            POSITION(S)      LENGTH
NAME, ADDRESS AND           HELD WITH        OF TIME
DATE OF BIRTH               FUND             SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------   --------------   ------------   ----------------------------------------------
OFFICERS

Robert M. Rizza             Assistant        Since 2002     Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset         Treasurer                       Associated with CSAM since 1998; Officer of other
Management, LLC                                             Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth:  12/09/65

    THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-927-2874.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

    Corporate Shareholders should note for the year ended October 31, 2004, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 1.79%.

    During the year ended October 31, 2004, the Fund declared dividends of $8,967 that were designated as long-term capital gains dividends.

    For the fiscal year ended October 31, 2004, the Fund designates approximately $2,880, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
PROXY POLICY NOTICE AND PORTFOLIO HOLDINGS INFORMATION

    Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

             -    By calling 1-800-927-2874

             -    On the Funds' website, www.csam.com/us

             -    On the website of the Securities and Exchange
                  Commission, http://www.sec.gov.

    The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. Box 55030, Boston, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   CSSSC - 2 - 1004

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2004.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003             2004
                                   ----------       ----------
Audit Fees                         $   10,743       $   10,743
Audit-Related Fees(1)              $    3,000       $    4,500
Tax Fees(2)                        $    2,319       $    2,319
All Other Fees                             --               --
Total                              $   16,062       $   17,562

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003             2004
                                   ----             ----
Audit-Related Fees                 N/A              N/A

Tax Fees                           N/A              N/A
All Other Fees                     N/A              N/A
Total                              N/A              N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                   2003             2004
                                   ----             ----
Audit-Related Fees                 N/A              N/A
Tax Fees                           N/A              N/A
All Other Fees                     N/A              N/A
Total                              N/A              N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2003 and October 31, 2004:

                                   2003             2004
                                   ----             ----
Audit-Related Fees                 N/A              N/A
Tax Fees                           N/A              N/A
All Other Fees                     N/A              N/A
Total                              N/A              N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2003 and October 31, 2004 were $5,319 and $6,819, respectively.

(h) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item I of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)   Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE STRATEGIC SMALL CAP FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  January 7, 2005

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